Subsequent Events (Details Narrative) - USD ($)	Apr. 17, 2025	Apr. 15, 2025
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Other borrowings	$ 185,625	$ 261,293